LEASES - Liabilities rollforward (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jul. 01, 2019
LEASES
Additions for initial application of IFRS 16	$ 1,523,177
Additions of the period	279,862
Interest expenses, exchange differences and inflation effects	(373,813)
Payments of the period	(243,414)
Total	1,185,812
Non-current		$ 528,179	$ 664,980
Current		657,633	858,197
Total	$ 1,185,812	$ 1,185,812	$ 1,523,177